FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 03-31-2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 04-25-2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     7656 85825.000SH       SOLE                75615.000         10210.000
AT&T                           COM              00206R102     7594 243175.000SH      SOLE               215417.000         27758.000
Abbott Laboratories            COM              002824100     7800 127270.000SH      SOLE               112675.000         14595.000
Abraxas Petroleum Corp.        COM              003830106       78 25000.000SH       SOLE                                  25000.000
Aecom Technology Corp.         COM              00766T100     6044 270175.000SH      SOLE               242015.000         28160.000
Aflac, Inc.                    COM              001055102     4589 99780.000SH       SOLE                89780.000         10000.000
Alexco Resource Corp.          COM              01535P106      105 15000.000SH       SOLE                                  15000.000
Anadarko Petroleum Corp.       COM              032511107     6230 79519.000SH       SOLE                70814.000          8705.000
Apache Corp.                   COM              037411105     4473 44530.000SH       SOLE                39205.000          5325.000
Apple Computer Inc.            COM              037833100      209  348.000 SH       SOLE                  348.000
Bank of America Corp.          COM              060505104     3680 384556.000SH      SOLE               354981.000         29575.000
Bard, C.R.                     COM              067383109      292 2958.000 SH       SOLE                 2958.000
Barrick Gold Corp.             COM              067901108     3745 86135.000SH       SOLE                74910.000         11225.000
Bemis Co                       COM              081437105     4995 154705.000SH      SOLE               138710.000         15995.000
Berkshire Hathaway Cl B        COM              084670207      477 5882.000 SH       SOLE                 2100.000          3782.000
Capital One Financial Corp.    COM              14040H105     7712 138355.000SH      SOLE               125230.000         13125.000
Chevron Corp.                  COM              166764100     7747 72260.000SH       SOLE                65870.000          6390.000
Cisco Systems Inc.             COM              17275R102    10015 473545.000SH      SOLE               423945.000         49600.000
Claude Resources, Inc.         COM              182873109       16 15000.000SH       SOLE                                  15000.000
Coca-Cola Company              COM              191216100     3833 51795.000SH       SOLE                36905.000         14890.000
Colgate Palmolive              COM              194162103      506 5175.000 SH       SOLE                 3975.000          1200.000
Comerica Inc                   COM              200340107      210 6500.000 SH       SOLE                 6500.000
Conagra Foods Inc.             COM              205887102     6067 231025.000SH      SOLE               207340.000         23685.000
Dejour Enterprise Ltd.         COM              24486R103       26 75000.000SH       SOLE                                  75000.000
Denison Mines Corp.            COM              248356107       15 10000.000SH       SOLE                                  10000.000
Disney Co                      COM              254687106      201 4600.000 SH       SOLE                 4600.000
Dow Chemical                   COM              260543103     8375 241770.000SH      SOLE               215555.000         26215.000
Doxa Energy Ltd.               COM              261223101        2 20000.000SH       SOLE                                  20000.000
Dupont                         COM              263534109      252 4760.000 SH       SOLE                 2060.000          2700.000
Dynacor Gold Mines, Inc.       COM              26779X101        7 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     4242 141980.000SH      SOLE               114460.000         27520.000
EV Energy Partner LP           COM              26926V107      209 3000.000 SH       SOLE                                   3000.000
Emerson Electric Company       COM              291011104      250 4800.000 SH       SOLE                 4800.000
Encanto Potash Corp.           COM              29251N104       10 30000.000SH       SOLE                                  30000.000
Endeavour Silver Corp.         COM              29258Y103      190 20000.000SH       SOLE                                  20000.000
Enterprise Products Prtns LP   COM              293792107      327 6474.000 SH       SOLE                 1860.000          4614.000
Exxon Mobil Corp.              COM              30231G102     2167 24982.000SH       SOLE                13970.000         11012.000
FedEx Corp.                    COM              31428X106     7619 82850.000SH       SOLE                73925.000          8925.000
Fire River Gold Corp.          COM              31811Q106        2 10000.000SH       SOLE                                  10000.000
General Electric               COM              369604103     6533 325508.868SH      SOLE               286698.868         38810.000
Gilead Sciences, Inc.          COM              375558103     4106 84040.000SH       SOLE                80215.000          3825.000
Goldcorp, Inc.                 COM              380956409      969 21500.000SH       SOLE                                  21500.000
Golden Phoenix Minerals, Inc.  COM              381149103        2 50000.000SH       SOLE                                  50000.000
Grainger W.W.                  COM              384802104      838 3900.000 SH       SOLE                                   3900.000
Great Panther Silver Ltd.      COM              39115V101       45 20000.000SH       SOLE                                  20000.000
H.J. Heinz                     COM              423074103      233 4350.000 SH       SOLE                 4350.000
Hecla Mining Co.               COM              422704106       92 20000.000SH       SOLE                                  20000.000
Hewlett Packard Company        COM              428236103     4410 185048.000SH      SOLE               165448.000         19600.000
Honeywell International, Inc.  COM              438516106      287 4700.000 SH       SOLE                 4700.000
IBM                            COM              459200101     4559 21850.000SH       SOLE                17785.000          4065.000
Intel Corp.                    COM              458140100     7850 279207.000SH      SOLE               248377.000         30830.000
JPMorgan Chase & Co.           COM              46625H100     8844 192341.000SH      SOLE               170461.000         21880.000
Johnson & Johnson              COM              478160104      223 3375.000 SH       SOLE                  650.000          2725.000
Kaminak Gold Corp.             COM              48356P202       22 10000.000SH       SOLE                                  10000.000
Kellogg Company                COM              487836108      229 4267.000 SH       SOLE                 2467.000          1800.000
Keycorp New                    COM              493267108     4999 588140.000SH      SOLE               523690.000         64450.000
Kodiak Oil & Gas Corp.         COM              50015Q100      169 17000.000SH       SOLE                                  17000.000
Kohl's Corp.                   COM              500255104     7271 145335.000SH      SOLE               129685.000         15650.000
Majescor Resources Inc.        COM              760960203       10 50000.000SH       SOLE                                  50000.000
MarkWest Energy Partners, LP   COM              570759100      351 6000.000 SH       SOLE                                   6000.000
Marsh & McLennan               COM              571748102     4258 129845.000SH      SOLE               123045.000          6800.000
Mart Resources, Inc.           COM              572903102       15 15000.000SH       SOLE                                  15000.000
McDonalds Corp.                COM              580135101      876 8925.000 SH       SOLE                 4725.000          4200.000
Merck & Company                COM              58933Y105      305 7935.000 SH       SOLE                 1135.000          6800.000
Microsoft Corp.                COM              594918104      461 14285.000SH       SOLE                 2395.000         11890.000
Morgan Stanley                 COM              617446448     3921 199645.000SH      SOLE               178870.000         20775.000
Mylan Inc.                     COM              628530107     8791 374865.000SH      SOLE               333525.000         41340.000
New Gold Inc.                  COM              644535106      119 12000.000SH       SOLE                                  12000.000
Newmont Mining Corp.           COM              651639106     1704 33234.000SH       SOLE                26544.000          6690.000
Oculus Innovative Sciences Inc COM              67575P108       20 15000.000SH       SOLE                                  15000.000
Oracle Corp.                   COM              68389X105     8035 275545.000SH      SOLE               246455.000         29090.000
Parker Hannifin Corp.          COM              701094104     5825 68893.000SH       SOLE                61331.000          7562.000
Pfizer                         COM              717081103      564 24915.000SH       SOLE                 2975.000         21940.000
Prophecy Coal Corp.            COM              74345B104       34 80000.000SH       SOLE                                  80000.000
Prophecy Platinum Corp.        COM              74345Y104       38 13000.000SH       SOLE                                  13000.000
Royal Dutch Shell PLC - Class  COM              780259206      589 8400.000 SH       SOLE                                   8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     7390 104627.995SH      SOLE                92440.995         12187.000
Rye Patch Gold Corp            COM              783727100       10 15000.000SH       SOLE                                  15000.000
Sandstrom Gold Ltd.            COM              80013R107       57 30000.000SH       SOLE                                  30000.000
Seadrill Ltd.                  COM              G7945E105      234 6230.000 SH       SOLE                                   6230.000
Silver Wheaton Corp.           COM              828336107      332 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      186 27000.000SH       SOLE                                  27000.000
Staples, Inc.                  COM              855030102     7299 450840.000SH      SOLE               404500.000         46340.000
Star Gas Partners, L.P.        COM              85512C105       41 10000.000SH       SOLE                                  10000.000
Statoil ASA-Spon Adr           COM              85771p102      247 9117.000 SH       SOLE                 5000.000          4117.000
Stryker Corp.                  COM              863667101     7082 127657.000SH      SOLE               112947.000         14710.000
Symantec Corp.                 COM              871503108     3227 172570.000SH      SOLE               144235.000         28335.000
Taseko Mines Ltd.              COM              876511106       53 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     6584 207840.000SH      SOLE               185525.000         22315.000
US Silver Corp.                COM              90343P101       43 20000.000SH       SOLE                                  20000.000
United Health Group Inc.       COM              91324P102     7546 128030.000SH      SOLE               115085.000         12945.000
Verizon Communications         COM              92343V104     7833 204886.000SH      SOLE               180881.000         24005.000
W.R. Berkley Corp.             COM              084423102     3836 106210.000SH      SOLE               100585.000          5625.000
WPX Energy Inc.                COM              98212b103      463 25719.000SH       SOLE                21187.000          4532.000
WalMart Stores                 COM              931142103     7342 119962.000SH      SOLE               105932.000         14030.000
Williams Cos. Inc.             COM              969457100     2383 77360.000SH       SOLE                63750.000         13610.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $267,752